UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, Rancho Santa Fe, CA     92067

(Address of principal executive offices)                 (Zip code)

Harvey Neiman

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 759-4223

Date of fiscal year end: March 31

Date of reporting period: July 1, 2007 – June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Proxy Voting Record

Account Name: Neiman Large Cap Value Fund
Custodian Name: US Bank, N.A.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

Vote	MRV	vs. Mgmt.	Author	Proposal

H.J. HEINZ	8/15/2007			2000	423074103	HNZ
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
W.R. JOHNSON, C.E. BUNCH, L.S. COLEMAN JR, J.G. DROSDICK
E.E. HOLIDAY, C. KENDLE, D.R. O'HARE, N. PELTZ, D.H. REILLY
L.C. SWANN, T.J. USHER, M.F. WEINSTEIN
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FOR	FOR	WITH	ISSUER	3. TO AMEND AND EXTEND THE AMENDED AND RESTATED GLOBAL
STOCK REPURCHASE PLAN
FOR	FOR	WITH	ISSUER	4. TO APPROVE PERFORMANCE METRICS UNDER FISCAL YEAR 2003 STOCK
INCENTIVE PLAN
FOR	FOR	WITH	ISSUER	5. TO AMEND THE COMPANY BYLAWS AND ARTICLES OF INCORPORATION TO
REDUCE THE SHAREHOLDER VOTE REQUIRED TO AMEND LIMITATION OF
DIRECTOR LIABILITY AND DIRECTOR AND OFFICER INDEMNIFICATION
FOR	FOR	WITH	ISSUER	6. TO AMEND THE COMPANY ARTICLES OF INCORPORATION TO REDUCE THE
SHAREHOLDER VOTE REQUIRED TO APPROVE CERTAIN BUSINESS
COMBINATIONS
FOR	FOR	WITH	ISSUER	7. TO AMEND THE COMPANY ARTICLES OF INCORPORATION TO REQUIRE A
MAJORITY VOTING STANDARD IN THE ELECTION OF DIRECTORS

FREEPORT-MCMORAN COPPER & GOLD		7/10/2007		1000	35671D857	FCX
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
RICHARD C ADKERSON, ROBERT J ALLISON JR, ROBERT A DAY,
GERALD J FORD, H DEVON GRAHAM JR, J BENNETT JOHNSTON
CHARLES C KRULAK, BOBBY LEE LACKEY, JON C MADONNA,
DUSTIN E MCCOY, GABRIELLE K MCDONALD, JAMES R MOFFETT
B.M RANKIN JR, J STAPLETON ROY, STEPHEN H SIEGELE, J TAYLOR WHARTON.
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT
AUDITORS
FOR	FOR	WITH	ISSUER	3. ADOPTION OF THE PROPOSED AMENDMENTS TO THE 2006 STOCK
INCENTIVE PLAN.

GLOBAL SANTA FE		11/9/2007		1000	G3930E101	GSF
FOR	FOR	WITH	ISSUER	1. APPROVAL OF THE SCHEME OF ARRANGEMENT, ATTACHED TO THE
ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX H
FOR	FOR	WITH	ISSUER	2. APPROVAL OF THE SCHEME OF ARRANGEMENT, ATTACHED TO THE
ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX H

HONEYWELL		4/28/2008		2000	438516106	HON
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
GORDON M BETHUNE, JAIME CHICO PARDO, DAVID M COTE, D SCOTT DAVIS,
LINNET F DEILY, CLIVE R HOLLICK, BRADLEY T SHEARES, ERIC K SHINSEKI
JOHN R STALFORD, MICHAEL W WRIGHT.
FOR	FOR	WITH	ISSUER	2. APPROVAL OF INDEPENDENT ACCOUNTANTS
FOR	FOR	WITH	ISSUER	3. AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION-RIGHT
TO CALL A SPECIAL MEETGIN OF SHAREOWNERS
AGAINST	AGAINST	WITH	SHAREHOLDER	4. PAY-FOR-SUPERIOR-PERFORMANCE PRINCIPLE

CHUBB		4/29/2008		2000	171232101	CB
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
ZOE BAIRD, SHEILA P BURKE, JAMES I CASH JR, JOEL J COHEN,
JOHN D FINNEGAN, KLAUS J MANGOLD, MARTIN G MCGUINN,
LAWRENCE M SMALL, JESS SADERBERG, DANIEL E SOMERS,
KAREN HASTIE WILLIAMS, ALFRED W ZOLLAR
FOR	FOR	WITH	ISSUER	2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG AS INDEPENDENT
AUDITOR

WYETH		4/24/2008		2600	983024100	WYE
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
ROBERT M AMEN, MICHAEL J CRITELLI, ROBERT ESSNER, JOHN D FEERICK
FRANCES D FERGUSSON, VICTOR F GANZI, ROBERT LANGER, JOHN P MASCOTTE
RAYMOND J MCGUIRE, MARY LAKE POLAN, BRENARD POUSSOT,
GARY L RODGERS, JOHN R TORELL III.
FOR	FOR	WITH	ISSUER	2. VOTE TO RATIFY PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008
FOR	FOR	WITH	ISSUER	3. VOTE TO AMEND AND RESTATE THE WYETH 2005 STOCK INCENTIVE PLAN
FOR	FOR	WITH	ISSUER	4. VOTE TO ADOPT THE WYETH 2008 NON-EMPLOYEE DIRECTOR STOCK
INCENTIVE PLAN
AGAINST	AGAINST	WITH	SHAREHOLDER	5. REPORTING THE COMPANY'S POLITICAL CONTRIBUTIONS AND TRADE
ASSOCIATION PAYMENTS.
AGAINST	AGAINST	WITH	SHAREHOLDER	6. ADOPTION OF A BY-LAW FOR THE RECOUPMENT OF INCENTIVE BONUSES

AMERICAN ELECTRIC POWER		4/22/2008		2000	25537101	AEP
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
E.R. BROOKS, RALPH D. CROSBY JR, LINDA A. GOODSPEED, LESTER A. HUDSON
LIONEL L. NOWELL III, KATHRYN D. SULLIVAN, DONALD M. CARLTON,
JOHN P. DESBARRES, THOMAS E. HOAGLIN, MICHAEL G. MORRIS,
RICHARD L. SANDOR.
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE
COMPANY'S INDPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.

MARATHON OIL		4/30/2008		3000	565849106	MRO
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
CHARLES F BOLDEN JR, GREGORY H BOYCE, SHIRLEY ANN JACKSON,
PHILIP LADER, CHARLES R LEE, DENNIS H REILLEY, SETH E SCHOFIELD
JOHN W SNOW, THOMAS J USHER
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP
AS OUR INDEPENDENT AUDITOR FOR 2008
AGAINST	AGAINST	WITH	SHAREHOLDER	3. AMEND OUR BY-LAWS TO ALLOW STOCKHOLDERS TO CALL A SPECIAL
MEETING
AGAINST	AGAINST	WITH	SHAREHOLDER	4. ADOPT A POLICY FOR RATIFICATION OF EXECUTIVE COMPENSATION

ENCANA		4/22/2008		1800	292505104	ECA
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
RALPH S CUNNINGHAM, PATRICK D DANIEL, IAN W DELANEY
RANDALL K ERESMAN, CALIRE S FARLEY, MICHAEL A GRANDIN,
BARRY W HARRISON, DALE A LUCAS, VALARIE A A NIELSEN, DAVID P OBRIEN
JANE L PEVERETT, ALLAN P SAWIN, JAMES M STANFORD
WAYNE G THOMSON, CLAYTON H WOITAS
FOR	FOR	WITH	ISSUER	2. APPOINTMENT OF AUDITORS RICEWATERHOUSECOOPERS LLP AT A
REMUNERATION TO BE FIXED BY THE BOARD OF DIRECTORS
FOR	FOR	WITH	ISSUER	3. AMENDMENT TO EMPLOYEE STOCK OPTION PLAN
FOR	FOR	WITH	ISSUER	4. SHAREHOLDER PROPOSAL ON PAGE 15 APPENDIX C

VALERO ENERGY		5/1/2008		2800	91913Y100	VLO
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
W.E. BILL BRADFORD, RONALD K. CALGAARD, IRL F. ENGELHARDT
FOR	FOR	WITH	ISSUER	2. RATIFY THE APPOINTMENT OF KPMG LLP AS VALERO'S INDPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008
AGAINST	AGAINST	WITH	SHAREHOLDER	3. PROHIBITION OF EXECUTIVE OFFICER STOCK SALES DURING STOCK
REPURCHASE PERIODS
AGAINST	AGAINST	WITH	SHAREHOLDER	4. STOCKHOLDER RATIFICATION OF EXECUTIVE COMPENSATION
AGAINST	AGAINST	WITH	SHAREHOLDER	5. DISCLOSURE OF CORPORATE POLITICAL CONTRIBUTIONS

REYNOLDS AMERICAN		5/6/2008		1600	761713106	RAI
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
BETSY S. ATKINS, NANA MENSAH, JOHN J ZILLMER, LIONEL L NOWELL III
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF KPMG LLP AS INDEPENDENT AUDITORS
AGAINST	AGAINST	WITH	SHAREHOLDER	3. HUMAN RIGHTS PROTOCALS FOR THE COMPANY AND ITS SUPPLIERS
AGAINST	AGAINST	WITH	SHAREHOLDER	4. ENDORSEMENT OF HEALTH CARE PRINCIPLES
AGAINST	AGAINST	WITH	SHAREHOLDER	5. TWO CIGARETTE APPROACH TO MARKETING

EXELON		4/29/2008		1600	30161N101	EXC
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS
BRUCE DEMARS, NELSON A DIAZ, PAUL L JOSKOW, JOHN W ROWE
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS EXELON'S
INDEPENDENT ACCOUNTANT FOR 2008
FOR	FOR	WITH	ISSUER	3. TO PREPARE A REPORT SHOWING THAT EXELON'S ACTIONS TO REDUCE
GLOBAL WARMING HAVE REDUCED MEAN GLOBAL TEMPERATURE AND
AVOIDED DISASTERS

E.I. DU PONT DE NEMOURS		4/30/2008		1600	263534109	DD
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
RICHRAD H BROWN, ROBERT A BROWN, BERTRAND P COLLOMB
CURTIS J CRAWFORD, ALEXANDER M CUTLER, JOHN T DILLON,
ELEUTHERE I DU PONT, MARILLYN A HEWSON, CHARLES O HOLLIDAYJR,
LOIS D JULIBER, SEAN O'KEEFE, WILLIAM K. REILLY
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
AGAINST	AGAINST	WITH	SHAREHOLDER	3. ON PLANT CLOSURE
AGAINST	AGAINST	WITH	SHAREHOLDER	4. ON SEPERATION OF POSITIONS OF CHAIRMAN AND CEO
AGAINST	AGAINST	WITH	SHAREHOLDER	5. ON GLOBAL WARMING
AGAINST	AGAINST	WITH	SHAREHOLDER	6. ON AMENDMENT TO HUMAN RIGHTS POLICY
AGAINST	AGAINST	WITH	SHAREHOLDER	7. ON SHAREHOLDERS SAY ON EXECUTIVE PAY

GENERAL ELECTRIC		4/23/2008		2400	369604103	GE
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
JAMES I CASH JR, SIR WILLIAM M CASTELL, ANN M FUDGE,
CLAUDIO X GONZALEZ, SUSAN HOCKFIELD, JEFFREY R IMMELT, ANDREA JUNG
ALAN G LAFLEY, ROBERT W LANE, RALPH S LARSEN, ROCHELLE B LAZARUS
JAMES J MULVA, SAMM NUNN, ROGER S PENSKE, ROBERT J SWIERINGA,
DOUGLAS A WARNER
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF KPMG
AGAINST	AGAINST	WITH	SHAREHOLDER	3. CUMULATIVE VOTING
AGAINST	AGAINST	WITH	SHAREHOLDER	4. SEPARATE THE ROLES OF CEO AND CHAIRMAN
AGAINST	AGAINST	WITH	SHAREHOLDER	5. RECOUP UNEARNED MANAGEMENT BONUSES
AGAINST	AGAINST	WITH	SHAREHOLDER	6. CURB OVER-EXTENDED DIRECTORS
AGAINST	AGAINST	WITH	SHAREHOLDER	7. REPORT ON CHARITABLE CONTRIBUTIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	8. GLOBAL WARMING REPORT
AGAINST	AGAINST	WITH	SHAREHOLDER	9. ADVISORY VOTE ON EXECUTIVE COMPENSATION

ENTERGY		5/2/2008		1500	29364G103	ETR
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
M.S. BATEMAN, W.F. BLOUNT, S.D. DEBREE, G.W. EDWARDS, A.M. HERMAN
D.C. HINTZ, J.W. LEONARD, S.L. LEVENICK, J.R. NICHOLS, W.A. PERCY III
W.J. TAUZIN, S.V. WILKINSON
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTANTS FOR 2008
AGAINST	AGAINST	WITH	SHAREHOLDER	3. ADVISORY VOTE ON EXECUTIVE COMPENSATION
AGAINST	AGAINST	WITH	SHAREHOLDER	4. LIMITATIONS ON MANAGEMENT COMPENSATION
AGAINST	AGAINST	WITH	SHAREHOLDER	5. CORPORATE POLITICAL CONTRIBUTIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	6. SPECIAL SHAREHOLDER MEETINGS

APACHE		5/8/2008		1000	37411105	APA
FOR	FOR	WITH	ISSUER	1A. ELECTION OF DIRECTOR G STEVEN FARRIS
FOR	FOR	WITH	ISSUER	1B. ELECTION OF DIRECTOR RANDOLPH M FERLIC
FOR	FOR	WITH	ISSUER	1C. ELECTION OF DIRECTOR A.D. FRAZIER JR
FOR	FOR	WITH	ISSUER	1D. ELECTION OF DIRECTOR JOHN A KOCUR
AGAINST	AGAINST	WITH	SHAREHOLDER	2. STOCKHOLDER PROPOSAL: REIMBURSEMENT OF PROXY EXPENSES

NORFOLK SOUTHERN		5/8/2008		2400	655844108	NSC
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
GERALD L BALILES, GENE R CARTER, KAREN N HORN, PAUL REASON
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF THE APPOINTMENT OF KPMG LLC, INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM AS NORFOLK SOUTHERN'S
INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2008

KRAFT FOODS		5/13/2008		2000	50075N104	KFT
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
AJAY BANGA, JAN BENNINK, MYRA M HART, LOIS D JULIBER
MARK D KETCHUM, RICHARD A LERNER, JOHN C POPE, FREDRIC G REYNOLDS
IRENE B ROSENFELD, MARY L SCHAPIRO, DEBORAH C WRIGHT, FRANK G ZARB
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS

SOUTHERN		5/28/2008		1000	842587107	SO
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
J.P. BARANCO, D.J. BERN, F.S. BLAKE, J.A. BOSCIA, T.F. CHAPMAN,
H.W.HABERMEYER JR, W.A HOOD, D.M. JAMES, J.N. PURCELL,
D.M. RATCLIFFE, W.G. SMITH, G.J. ST. PE
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE
COMPANY'S INDPENEDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008
FOR	FOR	WITH	ISSUER	3. AMENDMENT OF COMPANY'S BY-LAWS REGARDING MAJORITY VOTING AND
CUMULATIVE VOTING
FOR	FOR	WITH	ISSUER	4. AMENDMENT OF COMPANY'S CERTIFICATE OF INCORPORATION
REGARDING CUMALTIVE VOTING
AGAINST	AGAINST	WITH	SHAREHOLDER	5. STOCKHOLDER PROPOSAL ON ENVIRONMENTAL REPORT

HARTFORD FINANCIAL		5/21/2008		2000	416515104	HIG
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
RAMANI AYER, RAMON DE OLIVEIRA, REVOR FETTER, EDWARD J KELLY III
PAUL G KIRK JR, THOMAS M MARRA, GAIL J MCGOVERN, MICHAEL G MORRIS
CHARLES B STRAUSS, H PATRICK SWYGERT
FOR	FOR	WITH	ISSUER	2. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT
AUDITOR FOR THE COMPANY FOR FISCAL YEAR ENDING DECEMBER 31, 2008

CONOCOPHILLIPS		5/14/2008		2000	20825C104	COP
FOR	FOR	WITH	ISSUER	1A. ELECTION OF DIRECTOR HAROLD W MCGRAW III
FOR	FOR	WITH	ISSUER	1B. ELECTION OF DIRECTOR JAMES J MULVA
FOR	FOR	WITH	ISSUER	1C. ELECTION OF DIRECTOR BOBBY S SHACKOULS
FOR	FOR	WITH	ISSUER	2. TO AMEND AMENDED AND RESTATED BY-LAWS AND RESTATED
CERTIFICATE OF INCORPORATION TO PROVIDE FOR THE ANNUAL ELECTION OF
DIRECTORS
FOR	FOR	WITH	ISSUER	3. TO RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS CONOCOPHILLIPS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008
AGAINST	AGAINST	WITH	SHAREHOLDER	4. QUALIFICATIONS FOR DIRECTOR NOMINEES
AGAINST	AGAINST	WITH	SHAREHOLDER	5. REPORT ON RECOGNITION OF INDIGENOUS RIGHTS
AGAINST	AGAINST	WITH	SHAREHOLDER	6. ADVISORY VOTE ON EXECUTIVE COMPENSATION
AGAINST	AGAINST	WITH	SHAREHOLDER	7. POLITICAL CONTRIBUTIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	8. GREENHOUSE GAS REDUCTION
AGAINST	AGAINST	WITH	SHAREHOLDER	9. COMMUNITY ACCOUNTABILITY
AGAINST	AGAINST	WITH	SHAREHOLDER	10. DRILLING IN SENSITIVE/PROTECTED AREAS
AGAINST	AGAINST	WITH	SHAREHOLDER	11. ENVIRONMENTAL IMPACT
AGAINST	AGAINST	WITH	SHAREHOLDER	12. GLOBAL WARMING

ALTRIA		5/28/2008		2000	02209S103	MO
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
ELIZABETH E BAILEY, GERALD L BALILES, DINYAR S DEVITRE,
THOMAS F FARRELL II, ROBERT ER HUNTLEY, THOMAS W JONES,
GEORGE MUNOZ, MICHAEL E SZYMANCZYK
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS
AGAINST	AGAINST	WITH	SHAREHOLDER	3. SHAREHOLDER SAY ON EXECUTIVE PAY
AGAINST	AGAINST	WITH	SHAREHOLDER	4. CUMULATIVE VOTING
AGAINST	AGAINST	WITH	SHAREHOLDER	5. APPLY GLOBALLY PRACTICES DEMANDED BY THE MASTER SETTLEMENT
AGREEMENT
6. STOP YOUTH-ORIENTED AD CAMPAIGNS
AGAINST	AGAINST	WITH	SHAREHOLDER	7. "TWO CIGARETT" APPROACH TO MARKETING
AGAINST	AGAINST	WITH	SHAREHOLDER	8. ENDORSE HEALTH CARE PRINCIPLES

TRANSOCEAN		5/16/2008		951	G90073100	RIG
FOR	FOR	WITH	ISSUER	1A. ELECTION OF DIRECTOR JON A MARSHALL
FOR	FOR	WITH	ISSUER	1B. ELECTION OF DIRECTOR MARIN B MACNAMARA
FOR	FOR	WITH	ISSUER	1C. ELECTION OF DIRECTOR ROBERT E ROSE
FOR	FOR	WITH	ISSUER	1D. ELECTION OF DIRECTRO IAN C STRACHAN
FOR	FOR	WITH	ISSUER	2. APPROVAL OF THE APPOINTMENT OF ERNST & YOUNG LLP TO SERVE AS
OUR INDPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008

EXXON MOBIL		5/28/2008		1500	30231G102	XOM
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
M.J. BOSKIN, L.R. FAULKNER, W.W. GEORGE, J.R. HOUGHTON, R.C. KING
M.C. NELSON, S.J. PALMISANO, S.S. REINEMUND, W.V. SHIPLEY,
R.W. TILLERSON, E.E. WHITEACRE JR
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT AUDITORS
AGAINST	AGAINST	WITH	SHAREHOLDER	3. SHAREHOLDER PROPOSALS PROHIBITED
AGAINST	AGAINST	WITH	SHAREHOLDER	4. DIRECTOR NOMINEE QUALIFICATIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	5. BOARD CHAIRMAN AND CEO
AGAINST	AGAINST	WITH	SHAREHOLDER	6. SHAREHOLDER RETURN POLICY
AGAINST	AGAINST	WITH	SHAREHOLDER	7. SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION
AGAINST	AGAINST	WITH	SHAREHOLDER	8. EXECUTIVE COMPENSATION REPORT
AGAINST	AGAINST	WITH	SHAREHOLDER	9. INCENTIVE PAY RECOUPMENT
AGAINST	AGAINST	WITH	SHAREHOLDER	10. CORPORATE SPONSORSHIPS REPORT
AGAINST	AGAINST	WITH	SHAREHOLDER	11. POLITICAL CONTRIBUTIONS REPORT
AGAINST	AGAINST	WITH	SHAREHOLDER	13. AMENDMENT OF EEO POLICY
AGAINST	AGAINST	WITH	SHAREHOLDER	14. COMMUNITY ENVIRONMENTAL IMPACT
AGAINST	AGAINST	WITH	SHAREHOLDER	15. GREENHOUSE GAS EMMISIONS GOALS
AGAINST	AGAINST	WITH	SHAREHOLDER	16. CO2 INFORMATION AT THE PUMP
AGAINST	AGAINST	WITH	SHAREHOLDER	17. CLIMATE CHANGE AND TECHNOLOGY REPORT
AGAINST	AGAINST	WITH	SHAREHOLDER	18. ENERGY TECHNOLOGY REPORT
AGAINST	AGAINST	WITH	SHAREHOLDER	19. RENEWABLE ENERGY POLICY

CHEVRON		5/28/2008		1800	166764100	CVX
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
S.H. ARMACOST, L.F. DEILY, R.E. DENHAM, R.J. EATON, S. GINN, F.G. JENIFER
J.L. JONES, S. NUNN, D.J. O'REILLY, D.B. RICE, P.J. ROBERTSON, K.W. SHARER
C.R. SHOEMATE, R.D. SUGAR, C. WARE
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FOR	FOR	WITH	ISSUER	3. PROPOSAL TO AMEND CHEVRON'S RESTATED CERTIFICATE OF
INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES
OF COMMON STOCK
AGAINST	AGAINST	WITH	SHAREHOLDER	4. ADOPT POLICY TO SEPARATE THE CEO/CHAIRMAN POSITIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	5. ADOPT POLICY AND REPORT ON HUMAN RIGHTS
AGAINST	AGAINST	WITH	SHAREHOLDER	6. REPORT ON ENVIRONMENTAL IMPACT OF CANADIAN OIL SANDS OPERATIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	7. ADOPT GOALS AND REPORT ON GREENHOUSE GAS EMISSIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	8. REVIEW AND REPORT ON GUIDELINES FOR COUNTRY SELECTION
AGAINST	AGAINST	WITH	SHAREHOLDER	9. REPORT ON HOST COUNTRY LAWS

SOUTHERN COPPER		5/28/2008		2000	84265V105	PCU
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS
G LARREA MOTA-VELASCO, OSCAR GONZALEZ, ROCHA,
EMILO CARRILLO GAMBOA, ALFREDO CASAR PEREZ, DE LA PARRA ZAVALA,
X G DE QUEVEDO TOPETE, HAROLD S HANDELSMAN, G LARREA MOTA-VELASCO
D MUNOZ QUINTANILLA, ARMANDO ORTEGA GOMEZ, L M PALAMINO BONILLA,
G P CIFUENTES, JUAN REBOLLEDO GOUT, CARLOS RUIZ SACRISTAN
FOR	FOR	WITH	ISSUER	2. APPROVE AN AMMENDMENT TO THE AMENDED AND RESTATED
CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE NUMBER
OF SHARES OF COMMON STOCK WHICH WE ARE AUTHORIZED TO ISSUE
FROM 320,000,000 SHARES TO 2,000,000,000 SHARES
FOR	FOR	WITH	ISSUER	3. RATIFY THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS
SC AS INDEPENDENT ACCOUNTANTS FOR 2008.

CHESAPEAKE ENERGY		6/6/2008		2400	165167107	CHK
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
AUBREY K MCCLENDON, DON NICKLES
FOR	FOR	WITH	ISSUER	2. TO APPROVE AN AMENDMENT TO OUR LONG TERM INCENTIVE PLAN
FOR	FOR	WITH	ISSUER	3. TO RATIFY APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
YEAR ENDED DECEMBER 31, 2008
FOR	FOR	WITH	ISSUER	4. TO CONSIDER A SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED
AT THE MEETING

CATERPILLAR INC		6/11/2008		2500	149123101	CAT
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
W. FRANK BLOUNT, JOHN R. BRAZIL, EUGUENE V. FIFE, GAIL D. FOSLER
PETER A MACOWAN
FOR	FOR	WITH	ISSUER	2. RATIFY AUDITORS
AGAINST	AGAINST	WITH	SHAREHOLDER	3. ANNUAL ELECTION OF DIRECTORS
AGAINST	AGAINST	WITH	SHAREHOLDER	4. DIRECTOR ELECTION MAJORITY VOTE STANDARD
AGAINST	AGAINST	WITH	SHAREHOLDER	5. FOREIGN MILITARY SALES

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/ Harvey Neiman

      Harvey Neiman, President

Date:             8/25/2008